Schedule H, Line 4i – Schedule of Assets (Held At End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i – Schedule of Assets (Held At End of Year)

			Schedule H
CENTRAL PACIFIC BANK
401(k) RETIREMENT SAVINGS PLAN
EIN 99-0212597, PN 003
Schedule H, Line 4i – Schedule of Assets (Held at End of Year)
December 31, 2025

	(b)	(c)
	Identity of issue,	Description of investment including	(e)
	borrower, lessor,	maturity date, rate of interest,	Current
(a)	or similar party	collateral, par, or maturity value	value (2)
	Mutual funds:
(1)	Vanguard Total Stock Market Index Fund: Institutional Shares	Mutual fund	$32,537,587
(1)	Vanguard PRIMECAP Fund: Admiral Shares	Mutual fund	32,913,228
(1)	Vanguard Growth and Income Fund: Admiral Shares	Mutual fund	17,716,756
(1)	Vanguard Windsor II Fund: Admiral Shares	Mutual fund	12,606,146
(1)	Vanguard Total International Stock Index Fund	Mutual fund	13,721,457
(1)	Vanguard Target Retirement 2030 Fund	Mutual fund	11,421,492
(1)	Vanguard Target Retirement 2035 Fund	Mutual fund	9,830,375
(1)	Vanguard Target Retirement 2040 Fund	Mutual fund	9,427,799
(1)	Vanguard Target Retirement 2025 Fund	Mutual fund	5,469,000
(1)	Vanguard Total Bond Market Index Fund: Institutional Shares	Mutual fund	7,061,615
(1)	Vanguard Target Retirement 2045 Fund	Mutual fund	6,983,538
(1)	Vanguard Target Retirement 2020 Fund	Mutual fund	4,334,980
(1)	Vanguard Target Retirement Income Fund	Mutual fund	5,096,911
(1)	Vanguard Target Retirement 2050 Fund	Mutual fund	4,754,107
	Hartford Schroders U.S. Small Cap Opportunities Fund	Mutual fund	4,046,349
(1)	Vanguard Long-Term Investment Grade Fund: Admiral Shares	Mutual fund	4,099,051
(1)	Vanguard Target Retirement 2055 Fund	Mutual fund	3,631,727
(1)	Vanguard Target Retirement 2060 Fund	Mutual fund	3,488,264
(1)	Vanguard Total International Bond Index Fund	Mutual fund	2,081,457
(1)	Vanguard International Growth Fund: Admiral Shares	Mutual fund	1,009,565
(1)	Vanguard Target Retirement 2065 Fund	Mutual fund	745,422
(1)	Vanguard Federal Money Market Fund	Mutual fund	107,716
(1)	Vanguard Target Retirement 2070 Fund	Mutual fund	48,571
	Total mutual funds, at fair value		193,133,113
	Common stock fund:
(1)	Central Pacific Financial Corp.	Common stock	1,462,775
(1)	Vanguard Federal Money Market Fund	Money market fund	14,446
	Total common stock fund, at fair value		1,477,221
(1)	Vanguard Retirement Savings Trust III	Collective trust fund	14,185,853
(1)	Participant notes receivable	Notes receivable from participants, with interest rates ranging from 2.000% to 3.625%, maturing in years beginning in 2026 through 2040	2,441,707
	Total		$211,237,894

(1)	Party-in-interest.
(2)	Related cost information is not required for participant-directed investments.